Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

	December 31,
	2021	2020
DDB Term Loan, due April 2024	$8,531	$9,916
DDB Equipment Loan, due April 2024	1,925	2,625
Notes Payable, due May 2024	—	19,768
Convertible Notes Payable, due January 2025	80,000	—
Creston Note Payable, due August 2022	5,000	—
Notes payable, varying maturities through June 2026	313	356
DDB Revolver	47	—
Less: unamortized debt discount and debt issuance costs	(11,665)	(2,855)
	84,151	29,810
Less: DDB Revolver	(47)	—
Less: current maturities of long-term debt	(6,934)	(5,466)
Long-term debt	$77,170	$24,344

Schedule of Maturities of Long-term Debt	The contractual maturities of debt as of December 31, 2021 are as follows:

Amount
Year ending December 31:
2022	$6,980
2023	38,605
2024	46,857
2025	3,360
2026	14
Thereafter	—
$95,816